Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000010370
Average Annual Return [Line Items]
Average Annual Return, Percent	8.75%	8.56%	16.28%
C000010371
Average Annual Return [Line Items]
Average Annual Return, Percent	12.32%	8.81%	15.98%
C000010373
Average Annual Return [Line Items]
Average Annual Return, Percent	(22.74%)	(15.00%)	(24.51%)
C000010374
Average Annual Return [Line Items]
Average Annual Return, Percent	(20.26%)	(14.83%)	(24.71%)
C000010364
Average Annual Return [Line Items]
Average Annual Return, Percent	30.14%	14.30%	28.16%
C000010365
Average Annual Return [Line Items]
Average Annual Return, Percent	34.56%	14.53%	27.80%
C000010367
Average Annual Return [Line Items]
Average Annual Return, Percent	(40.94%)	(28.10%)	(36.46%)
C000010368
Average Annual Return [Line Items]
Average Annual Return, Percent	(39.01%)	(27.96%)	(36.58%)
C000033105
Average Annual Return [Line Items]
Average Annual Return, Percent	33.29%	(4.26%)	8.65%
C000033106
Average Annual Return [Line Items]
Average Annual Return, Percent	37.89%	(4.04%)	8.37%
C000033108
Average Annual Return [Line Items]
Average Annual Return, Percent	(44.27%)	(14.91%)	(26.91%)
C000033109
Average Annual Return [Line Items]
Average Annual Return, Percent	(42.36%)	(14.67%)	(27.08%)
C000010355
Average Annual Return [Line Items]
Average Annual Return, Percent	19.14%	13.72%	19.52%
C000010356
Average Annual Return [Line Items]
Average Annual Return, Percent	23.14%	13.98%	19.20%
C000010361
Average Annual Return [Line Items]
Average Annual Return, Percent	(31.31%)	(21.12%)	(26.99%)
C000010362
Average Annual Return [Line Items]
Average Annual Return, Percent	(29.09%)	(20.94%)	(27.17%)
Without Sales Load [Member] | C000010370
Average Annual Return [Line Items]
Average Annual Return, Percent	14.18%	9.62%	16.84%
Without Sales Load [Member] | C000010371
Average Annual Return [Line Items]
Average Annual Return, Percent	13.32%	8.81%	15.98%
Without Sales Load [Member] | C000010372
Average Annual Return [Line Items]
Average Annual Return, Percent	14.21%	9.62%	16.84%
Without Sales Load [Member] | C000010373
Average Annual Return [Line Items]
Average Annual Return, Percent	(18.88%)	(14.17%)	(24.15%)
Without Sales Load [Member] | C000010374
Average Annual Return [Line Items]
Average Annual Return, Percent	(19.50%)	(14.83%)	(24.71%)
Without Sales Load [Member] | C000010375
Average Annual Return [Line Items]
Average Annual Return, Percent	(18.90%)	(14.20%)	(24.15%)
Without Sales Load [Member] | C000010364
Average Annual Return [Line Items]
Average Annual Return, Percent	36.63%	15.42%	28.79%
Without Sales Load [Member] | C000010365
Average Annual Return [Line Items]
Average Annual Return, Percent	35.56%	14.53%	27.80%
Without Sales Load [Member] | C000010366
Average Annual Return [Line Items]
Average Annual Return, Percent	36.63%	15.42%	28.79%
Without Sales Load [Member] | C000010367
Average Annual Return [Line Items]
Average Annual Return, Percent	(38.01%)	(27.39%)	(36.11%)
Without Sales Load [Member] | C000010368
Average Annual Return [Line Items]
Average Annual Return, Percent	(38.47%)	(27.96%)	(36.58%)
Without Sales Load [Member] | C000010369
Average Annual Return [Line Items]
Average Annual Return, Percent	(37.88%)	(27.37%)	(36.09%)
Without Sales Load [Member] | C000033105
Average Annual Return [Line Items]
Average Annual Return, Percent	39.94%	(3.32%)	9.18%
Without Sales Load [Member] | C000033106
Average Annual Return [Line Items]
Average Annual Return, Percent	38.89%	(4.04%)	8.37%
Without Sales Load [Member] | C000033107
Average Annual Return [Line Items]
Average Annual Return, Percent	39.79%	(3.40%)	9.08%
Without Sales Load [Member] | C000033108
Average Annual Return [Line Items]
Average Annual Return, Percent	(41.49%)	(14.07%)	(26.55%)
Without Sales Load [Member] | C000033109
Average Annual Return [Line Items]
Average Annual Return, Percent	(41.80%)	(14.67%)	(27.08%)
Without Sales Load [Member] | C000033110
Average Annual Return [Line Items]
Average Annual Return, Percent	(41.06%)	(14.06%)	(26.59%)
Without Sales Load [Member] | C000010355
Average Annual Return [Line Items]
Average Annual Return, Percent	25.08%	14.84%	20.10%
Without Sales Load [Member] | C000010356
Average Annual Return [Line Items]
Average Annual Return, Percent	24.14%	13.98%	19.20%
Without Sales Load [Member] | C000010357
Average Annual Return [Line Items]
Average Annual Return, Percent	25.00%	14.82%	20.09%
Without Sales Load [Member] | C000010361
Average Annual Return [Line Items]
Average Annual Return, Percent	(27.89%)	(20.35%)	(26.62%)
Without Sales Load [Member] | C000010362
Average Annual Return [Line Items]
Average Annual Return, Percent	(28.42%)	(20.94%)	(27.17%)
Without Sales Load [Member] | C000010363
Average Annual Return [Line Items]
Average Annual Return, Percent	(27.36%)	(20.15%)	(26.54%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	9.11%	12.49%
Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	9.11%	12.49%
Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	9.11%	12.49%
Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	9.11%	12.49%
Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	9.11%	12.49%
Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	9.11%	12.49%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%